Condensed Statements of Operations - USD ($)	2 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2021		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
General and administrative expenses	$ 4,381		$ 477,406	$ 243,718	$ 1,092,682
Administration fee – related party			30,000	20,000	110,000
Total expenses	4,381		507,406	263,718	1,202,682
Other Income
Interest income – Investments held in Trust Account			664,232	10,182	1,976,183
Total other income			664,232	10,182	1,976,183
Net income (loss) before income taxes	(4,381)		156,826	(253,536)	773,501
Income tax expense			(36,557)		(374,862)
Net income (loss)	$ (4,381)		$ 120,269	$ (253,536)	$ 398,639
Common Class A [Member]
Other Income
Class B common stock – Basic and diluted net income (loss) per share			$ 0.01	$ (0.02)	$ 0.03
Class B common stock weighted average shares outstanding, basic and diluted			5,762,364	8,167,506	12,558,058
Common Class B [Member]
Other Income
Class B common stock – Basic and diluted net income (loss) per share	$ (0.00)		$ 0.01	$ (0.02)	$ 0.03
Class B common stock weighted average shares outstanding, basic and diluted	2,875,000	[1],[2]	3,306,250	3,306,250	3,306,250
Conduit Pharmaceuticals Ltd [Member]
Operating expenses:
General and administrative expenses			$ 2,008,000	$ 291,000
Total expenses			2,008,000	291,000
Loss from operation			(2,008,000)	(291,000)
Other Income
Other expense			(157,000)	(16,000)
Total other income			(157,000)	(16,000)
Net income (loss)			$ (2,165,000)	$ (307,000)
Class B common stock – Basic and diluted net income (loss) per share			$ (1,082)	$ (307)
Class B common stock weighted average shares outstanding, basic and diluted			2,000	1,000
Comprehensive loss:
Foreign currency translation adjustment			$ (263,000)	$ 140,000
Total comprehensive loss			$ (2,428,000)	$ (167,000)
Conduit Pharmaceuticals Limited [Member]
Operating expenses:
Research and development expenses					$ 37,000	$ 28,000
General and administrative expenses					3,049,000	2,890,000
Funding expenses					74,000	255,000
Total expenses					3,160,000	3,173,000
Loss from operation					(3,160,000)	(3,173,000)
Other Income
Other expense					(1,727,000)	(484,000)
Total other income					(1,727,000)	(484,000)
Net income (loss)					$ (4,887,000)	$ (3,657,000)
Class B common stock – Basic and diluted net income (loss) per share					$ (2,444)	$ (3,657)
Class B common stock weighted average shares outstanding, basic and diluted					2,000	1,000
Comprehensive loss:
Foreign currency translation adjustment					$ 753,000	$ 79,000
Total comprehensive loss					$ (4,134,000)	$ (3,578,000)

[1]	Excludes an aggregate of up to 431,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).